Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:[5]

Year[1]	Summary Compensation Table Total for PEO ($)[2]	Compensation Actually Paid to PEO ($)[3]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)[2]	Average Compensation Actually Paid To Non-PEO Named Executive Officers ($)[4]	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)[6]	Net Income ($)	Adjusted Earnings Per Share[7]
2023	$10,846,398	$13,952,028	$2,029,505	$2,437,838	$172.04	$206.61	$420.4	$8.80
2022	$9,538,138	$2,922,362	$2,051,256	$1,050,316	$126.14	$165.18	$677.0	$10.03
2021	$9,637,406	$20,403,706	$2,217,465	$3,806,236	$171.03	$209.13	$593.3	$8.28
2020	$7,820,863	$11,771,626	$1,879,405	$2,411,473	$128.96	$125.94	$372.7	$5.07

[1]	David M. Foulkes served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022 and 2023 and the Company’s other NEOs for the applicable years were as follows:
-	2023: Ryan M. Gwillim, Aine L. Denari, Brenna D. Preisser, and Christopher F. Dekker
-	2022: Ryan M. Gwillim, Christopher D. Drees, Christopher F. Dekker, and Brenna D. Preisser
-	2021: Ryan M. Gwillim, Christopher D. Drees, Brenna D. Preisser, and Christopher F. Dekker
-	2020: Ryan M. Gwillim, Brett A. Dibkey, Christopher D. Drees, Brenna D. Preisser, and William L. Metzger

[2]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Foulkes and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the principal executive officer for such years.

[3]	Amounts reported in this column represent the compensation actually paid to Mr. Foulkes as the Company’s principal executive officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO	Summary Compensation Table Total(a)	Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	Plus, Change in Fair Value of Stock Awards Granted in Prior Years that Vested During Fiscal Year(f)	Less, Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year(g)	Compensation Actually Paid to PEO
2023	$10,846,398	$8,179,896	$9,232,675	($131,506)	$0	$2,184,357	$0	$13,952,028
2022	$9,538,138	$6,844,580	$5,197,362	($2,643,131)	$0	($2,325,427)	$0	$2,922,362
2021	$9,637,406	$5,761,310	$6,525,283	$6,377,756	$0	$3,624,571	$0	$20,403,706
2020	$7,820,863	$5,000,158	$5,773,382	$2,872,573	$0	$304,966	$0	$11,771,626

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Foulkes during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Foulkes’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Foulkes as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Foulkes and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Foulkes that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Foulkes’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

[4]	Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Foulkes in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

OTHER NEOs AVERAGE	Summary Compensation Table Total(a)	Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	Plus, Change in Fair Value of Stock Awards Granted in Prior Years that Vested During Fiscal Year(f)	Less, Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year(g)	Compensation Actually Paid to PEO
2023	$2,029,505	$999,598	$1,128,251	($8,970)	$0	$288,649	$0	$2,437,838
2022	$2,051,256	$1,037,591	$787,884	($393,091)	$0	($358,142)	$0	$1,050,316
2021	$2,217,465	$874,761	$990,758	$924,216	$0	$548,558	$0	$3,806,236
2020	$1,879,405	$834,298	$875,309	$426,491	$0	$157,946	$93,380	$2,411,473

[a]	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
[b]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
[c]	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
[d]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[e]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[f]	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[g]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[h]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

[5]	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
[6]	The TSR Peer Group consists of the S&P 400 Consumer Discretionary Index, an independently prepared index that includes those companies included in the S&P MidCap 400 that are classified as members of the GICS Consumer Discretionary sector.
[7]	For 2023, the Compensation Committee determined that Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Adjusted EPS is a non-GAAP financial measure. Please see the Appendix for a reconciliation of non-GAAP financial measures.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote	David M. Foulkes served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022 and 2023 and the Company’s other NEOs for the applicable years were as follows:
-	2023: Ryan M. Gwillim, Aine L. Denari, Brenna D. Preisser, and Christopher F. Dekker
-	2022: Ryan M. Gwillim, Christopher D. Drees, Christopher F. Dekker, and Brenna D. Preisser
-	2021: Ryan M. Gwillim, Christopher D. Drees, Brenna D. Preisser, and Christopher F. Dekker
-	2020: Ryan M. Gwillim, Brett A. Dibkey, Christopher D. Drees, Brenna D. Preisser, and William L. Metzger

PEO Total Compensation Amount	$ 10,846,398	$ 9,538,138	$ 9,637,406	$ 7,820,863
PEO Actually Paid Compensation Amount	13,952,028	2,922,362	20,403,706	11,771,626
Non-PEO NEO Average Total Compensation Amount	2,029,505	2,051,256	2,217,465	1,879,405
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,437,838	1,050,316	3,806,236	2,411,473
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2023:	•	Adjusted Earnings Per Share
	•	Free Cash Flow
	•	Earnings Before Interest and Taxes
	•	Cash Flow Return on Investment
	•	Operating Margin
	•	Total Shareholder Return

Total Shareholder Return Amount	$ 172.04	126.14	171.03	128.96
Peer Group Total Shareholder Return Amount	206.61	165.18	209.13	125.94
Net Income (Loss)	$ 420.4	$ 677	$ 593.3	$ 372.7
Company Selected Measure Amount | $ / shares	8.8	10.03	8.28	5.07
PEO Name	David M. Foulkes
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Before Interest and Taxes
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow Return on Investment
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,179,896)	$ (6,844,580)	$ (5,761,310)	$ (5,000,158)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,232,675	5,197,362	6,525,283	5,773,382
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,506)	(2,643,131)	6,377,756	2,872,573
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,184,357	(2,325,427)	3,624,571	304,966
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,598)	(1,037,591)	(874,761)	(834,298)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,128,251	787,884	990,758	875,309
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,970)	(393,091)	924,216	426,491
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,649	(358,142)	548,558	157,946
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (93,380)